Unaudited Selected Quarterly Financial Data (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended							6 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended			6 Months Ended
	Sep. 28, 2012 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Mar. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Sep. 28, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jun. 30, 2013 Successor [Member]
Quarterly Financial Information [Line Items]
Total revenues	$ 238,063	$ 294,333	$ 271,472	$ 253,641	$ 215,357	$ 224,188	$ 232,952	$ 565,805	$ 803,868	$ 926,138	$ 1,008,874	$ 10,689	$ 233,669	$ 235,450	$ 246,139	$ 523,865
Gross margin	101,350	143,154	97,846	92,962	85,104	99,026	109,652	241,000	342,350	386,744	373,531	3,627	58,900	41,818	45,445	130,344
Total operating expenses	103,468	60,383	119,059	62,656	45,372	81,219	248,215	179,442	282,910	437,462	246,635	288	66,399	74,920	75,208	129,234
Operating (loss) income	(2,118)	82,771	(21,213)	30,431	39,732	17,807	(138,563)	61,558	59,440	(50,593)	132,921	3,339	(7,499)	(33,102)	(29,763)	1,110
(Loss) income from continuing operations	(1,351)	51,305	(28,696)	31,309	22,055	9,180	(108,844)		21,258	(46,300)	92,752	1,588		(34,104)	(32,516)
Deduct (Loss) income from discontinued operations	(28)	(28)	(27)	20,536	(127)	(127)	(127)		(83)	20,155	(21)	0		(29)	(29)
Net (loss) income	$ (1,379)	$ 51,277	$ (28,723)	$ 51,845	$ 21,928	$ 9,053	$ (108,971)	$ 22,554	$ 21,175	$ (26,145)	$ 92,731	$ 1,588	$ (21,791)	$ (34,133)	$ (32,545)	$ (36,537)